Significant Accounting Policies - Going Concern (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Substantial doubt	true
Net losses	$ 43,174	$ 26,984
Cash flows from operations	34,346	$ 23,772
Accumulated deficit	129,088
Cash and cash equivalents	$ 9,061,000